UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2022

Item 1. Report to Stockholders.

(a)

Otter Creek Long/Short Opportunity Fund

Semi-Annual Report
April 30, 2022

Investor Class
(OTCRX)

Institutional Class
(OTTRX)

Important Notice: The U.S. Securities and Exchange Commission permitted funds to make shareholder reports available electronically as of January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, the Otter Creek Long/Short Opportunity Fund (the “Fund”) will send a notice, either by mail or e-mail, each time the Fund’s updated report is available on our website at www.ottercreekfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (855) 681-5261.

TABLE OF CONTENTS

Allocation of Portfolio Holdings & Securities Sold Short	3
Schedules of Investments & Securities Sold Short	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Expense Examples	21
Statement Regarding Liquidity Risk Management Program	22
Additional Information	23
Privacy Notice	24

Otter Creek Long/Short Opportunity Fund

ALLOCATION OF PORTFOLIO HOLDINGS & SECURITIES SOLD SHORT
at April 30, 2022 (Unaudited)

Reflected as a percent of absolute value of investments and securities sold short.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 53.0%

Asset Management & Custody Banks: 2.5%
319,800	Blue Owl Capital, Inc. – Class A [2]	$3,815,214

Biotechnology: 0.9%
177,309	Immunic, Inc. [1]	1,200,382
330,168	Plus Therapeutics, Inc. [1]	221,213
		1,421,595

Building Products: 2.3%
59,450	Johnson Controls International PLC [2]	3,559,272

Construction & Engineering: 8.8%
76,673	Ameresco, Inc. – Class A [1]	3,867,386
35,326	IES Holdings, Inc. [1]	1,035,052
33,461	Jacobs Engineering Group, Inc. [2]	4,636,022
35,875	Quanta Services, Inc. [2]	4,160,782
		13,699,242

Electrical Components & Equipment: 2.4%
299,300	Vertiv Holdings Co. [2]	3,750,229

Electronic Equipment & Instruments: 2.4%
9,894	Zebra Technologies Corp. – Class A [1]	3,657,416

Financial Exchanges & Data: 2.7%
11,050	S&P Global, Inc. [2]	4,160,325

Financial Services: 2.6%
525,591	E2open Parent Holdings, Inc. – Class A [1]	4,068,074

Health Care Equipment: 1.9%
40,036	Hologic, Inc. [1,2]	2,882,192

Insurance Brokers: 2.6%
172,880	BRP Group, Inc. – Class A [1]	3,996,986

Integrated Telecommunication Services: 2.4%
304,953	Radius Global Infrastructure, Inc. – Class A [1]	3,787,516

Internet Media: 1.0%
7,637	Meta Platforms, Inc. [1]	1,530,989

Internet Software & Services: 1.7%
1,194	Alphabet, Inc. – Class A [1]	2,724,935

Investment Banking & Brokerage: 2.4%
20,011	LPL Financial Holdings, Inc.	3,759,467

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 53.0% (Continued)

Life Sciences Tools & Services: 5.0%
118,056	Avantor, Inc. [1]	$3,763,625
18,285	IQVIA Holdings, Inc. [1]	3,985,947
		7,749,572

Medical Equipment: 1.5%
4,109	Thermo Fisher Scientific, Inc.	2,271,948

Movies & Entertainment: 2.3%
32,700	The Walt Disney Co. [1]	3,650,301

Renewable Electricity: 2.4%
55,173	NextEra Energy Partners LP	3,677,832

Research & Consulting Services: 1.0%
100,000	Clarivate PLC [1]	1,568,000

Semiconductor Equipment: 1.3%
26,500	Azenta, Inc.	1,986,440

Specialized REITs: 2.5%
11,000	SBA Communications Corp. [2]	3,818,210

Thrifts & Mortgage Finance: 0.4%
25,057	HMN Financial, Inc.	605,878

TOTAL COMMON STOCKS
(Cost $87,674,430)		82,141,633

Principal Amount
CORPORATE BONDS: 15.6%

Electrical Components & Equipment: 3.4%
$6,000,000	Vertiv Group Corp.
	4.125%, 11/15/2028	5,235,090

Investment Banking & Brokerage: 1.0%
2,000,000	Goldman Sachs Capital II
	4.000% (3 Month LIBOR + 0.767%), 5/31/2022 [3,4]	1,548,600

Oil & Gas Equipment & Services: 3.8%
9,000,000	KLX Energy Services Holdings, Inc.
	11.500%, 11/1/2025	5,926,860

Oil & Gas Storage & Transportation: 5.1%
8,000,000	Hess Midstream Operations LP
	5.625%, 2/15/2026	8,010,120

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS: 15.6% (Continued)

Research & Consulting Services: 2.3%
$4,000,000	Clarivate Science Holdings Corp.
	4.875%, 7/1/2029	$3,530,060

TOTAL CORPORATE BONDS
(Cost $22,643,640)		24,250,730

CONVERTIBLE BONDS: 0.2%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063	269,000

TOTAL CONVERTIBLE BONDS
(Cost $234,469)		269,000

Shares
CLOSED-END MUTUAL FUNDS: 2.9%
310,000	Owl Rock Capital Corp.	4,436,100

TOTAL CLOSED-END MUTUAL FUNDS
(Cost $3,987,078)		4,436,100

SHORT-TERM INVESTMENTS: 24.0%

Money Market Funds: 24.0%
37,104,941	Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, 0.236% [5]	37,104,940

TOTAL SHORT-TERM INVESTMENTS
(Cost $37,104,941)		37,104,940

	Notional Value
TOTAL MISCELLANEOUS SECURITIES: 1.9% [6]
(Cost $4,165,665)	$53,619,519	2,982,518

TOTAL INVESTMENTS IN SECURITIES: 97.6%
(Cost $155,810,223)		151,184,921
Other Assets in Excess of Liabilities: 2.4%		3,673,578
TOTAL NET ASSETS: 100.0%		$154,858,499

LIBOR – London Interbank Offered Rate
[1]	Non-income producing security.
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]	Variable rate security; rate shown is the rate in effect on April 30, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Annualized seven-day effective yield as of April 30, 2022.
[6]	Represents unrestricted previously undisclosed exchanged-traded purchased options which the Fund has held for less than one year.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at April 30, 2022 (Unaudited) [1]

Shares		Value
COMMON STOCKS: 18.5%

Agricultural & Farm Machinery: 1.0%
20,000	The Toro Company	$1,602,600

Apparel Retail: 0.7%
12,700	Boot Barn Holdings, Inc.	1,143,762

Apparel, Accessories & Luxury: 1.5%
25,200	Oxford Industries, Inc.	2,257,920

Asset Management & Custody Banks: 3.7%
3,300	BlackRock, Inc.	2,061,444
17,000	Blackstone, Inc.	1,726,690
48,765	Focus Financial Partners, Inc. – Class A	1,923,779
		5,711,913

Automobile Manufacturers: 0.9%
1,700	Tesla Motors, Inc.	1,480,292

Distributors: 1.0%
3,700	Pool Corp.	1,499,314

Electrical Components & Equipment: 1.2%
7,500	Rockwell Automation, Inc.	1,895,025

Life Sciences Tools & Services: 1.3%
1,530	Mettler-Toledo International, Inc.	1,954,621

Managed Health Care: 1.2%
29,000	HealthEquity, Inc.	1,807,280

Regional Banks: 1.1%
3,600	SVB Financial Group	1,755,504

Semiconductor Equipment: 1.2%
10,600	Applied Materials, Inc.	1,169,710
16,000	Kulicke & Soffa Industries, Inc.	742,560
		1,912,270

Semiconductors: 1.5%
12,300	NVIDIA Corp.	2,281,281

Specialty Stores: 1.2%
50,000	National Vision Holdings, Inc.	1,882,500

Technology Hardware, Storage & Peripherals: 1.0%
9,450	Apple, Inc.	1,489,793
TOTAL COMMON STOCKS
(Proceeds $33,010,096)		28,674,075

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at April 30, 2022 (Unaudited) [1] (Continued)

Shares		Value
EXCHANGE TRADED FUNDS: 16.8%
60,000	Financial Select Sector SPDR Fund	$2,070,600
5,650	iShares Core S&P 500 ETF	2,336,614
40,000	iShares Global Clean Energy ETF	753,600
32,800	iShares Russell 2000 ETF	6,066,360
25,500	iShares Russell 2000 Growth ETF	5,727,045
13,500	iShares Russell 2000 Value ETF	2,009,070
40,000	iShares Russell Mid-Cap ETF	2,879,600
16,500	Technology Select Sector SPDR Fund	2,333,430
8,000	VanEck Semiconductor ETF	1,838,800
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $28,534,338)		26,015,119
TOTAL SECURITIES SOLD SHORT: 35.3%
(Proceeds $61,544,434)		$54,689,194

[1]	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited)

ASSETS:
Investments in securities, at value (cost $155,810,223)	$151,184,921
Deposit at broker	61,364,121
Restricted cash	387,837
Receivables:
Investment securities sold	4,124,049
Fund shares sold	233,102
Dividends and interest	925,156
Prepaid expenses	38,296
Total assets	218,257,482

LIABILITIES:
Securities sold short, at value (proceeds $61,544,434)	54,689,194
Payables:
Investment securities purchased	8,392,701
Investment advisory fees	157,994
Fund shares redeemed	61,573
Sub-transfer agent fees	23,105
Fund administration fees	14,829
Audit fees	10,817
Fund accounting fees	8,880
Distribution fees	4,918
Transfer agent fees	4,523
Custody fees	2,664
Chief Compliance Officer fees	2,474
Other accrued expenses	25,311
Total liabilities	63,398,983
NET ASSETS	$154,858,499

NET ASSETS CONSIST OF:
Paid-in capital	$131,827,710
Total distributable earnings	23,030,789
NET ASSETS	$154,858,499

Net Asset Value (unlimited shares authorized):
Investor Class (unlimited shares authorized):
Net assets	$8,085,820
Shares issued (unlimited number of shares authorized without par value)	597,319
Net asset value, offering price, and redemption price per share	$13.54

Institutional Class (unlimited shares authorized):
Net assets	$146,772,679
Shares issued (unlimited shares authorized without par value)	10,677,820
Net asset value, offering price, and redemption price per share	$13.75

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends	$354,760
Interest	1,143,811
Other income	334
Total investment income	1,498,905

EXPENSES:
Investment advisory fees	979,972
Dividend expenses	323,915
Distribution fees – Retail Class	9,113
Fund administration fees	46,769
Fund accounting fees	28,216
Sub-transfer agent fees	68,145
Transfer agent fees	20,651
Custody fees	9,169
Registration expenses	17,184
Miscellaneous expenses	17,633
Audit fees	11,217
Reports to shareholders	8,046
Trustees fees	8,226
Chief Compliance Officer fees	7,535
Legal fees	5,135
Insurance expenses	2,968
Total expenses	1,563,894
Less: fees waived	(105,713)
Net expenses	1,458,181
Net investment income (loss)	$40,724

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, & OPTIONS WRITTEN
Net realized gain (loss) on transactions from:
Investments	14,075,051
Securities sold short	7,241,486
Options written	(401,497)
Total net realized gain on transactions	20,915,040
Net change in unrealized appreciation/depreciation on:
Investments	(30,222,318)
Securities sold short	7,188,424
Options written	(44,474)
Total net change in unrealized appreciation/depreciation	(23,078,368)
Net realized and unrealized gain (loss) on investments	(2,163,328)
Net increase (decrease) in net assets resulting from operations	$(2,122,604)

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$40,724	$1,695,283
Net realized gain (loss) on investments	14,075,051	16,948,767
Net realized gain (loss) on securities sold short	7,241,486	(13,348,880)
Net realized gain (loss) on options written	(401,497)	157,655
Change in net unrealized appreciation/depreciation on investments	(30,222,318)	12,411,928
Change in net unrealized appreciation/depreciation on securities sold short	7,188,424	(19,773)
Change in net unrealized appreciation/depreciation on written options	(44,474)	44,474
Net increase (decrease) in net assets resulting from operations	(2,122,604)	17,889,454

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Investor Class	(154,677)	(111,533)
Net distributions to shareholders – Institutional Class	(3,115,023)	(2,457,133)
Total distributions to shareholders	(3,269,700)	(2,568,666)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares – Investor Class [1]	1,030,418	504,742
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class [1]	14,369,244	6,298,759
Total increase (decrease) in net assets from capital share transactions	15,399,662	6,803,501
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,007,358	22,124,289

NET ASSETS
Beginning of period/year	144,851,141	122,726,852
End of period/year	$154,858,499	$144,851,141

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
Investor Class:	Shares	Amount	Shares	Amount
Shares sold	138,643	$1,889,365	137,931	$1,876,552
Shares issued in reinvestment of distributions	11,166	152,411	8,759	109,749
Shares redeemed [2]	(74,204)	(1,011,358)	(110,822)	(1,481,559)
Net increase (decrease)	75,605	$1,030,418	35,868	$504,742

[2]	Net of redemption fees of $45 and $67, respectively.

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
Institutional Class:	Shares	Amount	Shares	Amount
Shares sold	1,576,839	$21,722,486	1,526,135	$21,031,856
Shares issued in reinvestment of distributions	210,029	2,908,902	182,333	2,315,634
Shares redeemed [3]	(742,778)	(10,262,144)	(1,260,224)	(17,048,731)
Net increase (decrease)	1,044,090	$ 14,369,244	448,244	$6,298,759

[3]	Net of redemption fees of $851 and $1,294, respectively.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Investor Class

	Six Months
	Ended
	April 30,
	2022	Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$14.05	$12.50	$12.38	$11.43	$11.55	$12.24

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.01)	0.14	0.16	(0.02)	(0.02)	(0.17)
Net realized and unrealized
gain (loss) on investments	(0.20)	1.64	(0.04)	1.04	(0.10)	(0.52)
Total from investment operations	(0.21)	1.78	0.12	1.02	(0.12)	(0.69)

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.23)	—	—	—	—
From net realized gain	(0.22)	—	—	(0.07)	—	—
Total distributions	(0.30)	(0.23)	—	(0.07)	—	—
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$13.54	$14.05	$12.50	$12.38	$11.43	$11.55

Total return	(1.48)%[4]	14.48%	0.97%	8.86%	(0.95)%	(5.71)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$8.1	$7.3	$6.1	$6.9	$7.7	$25.5
Portfolio turnover rate	102%[4]	101%	136%	59%	163%	134%

RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before fees waived [3]	2.39%[6]	2.35%	2.33%	2.69%	2.62%	2.58%
After fees waived [3]	2.24%[6]	2.06%	2.03%	2.57%	2.53%	2.55%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived [5]	(0.33)%[6]	0.70%	1.00%	(0.32)%	(0.30)%	(1.48)%
After fees waived [5]	(0.18)%[6]	0.99%	1.30%	(0.20)%	(0.21)%	(1.45)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short were as follows:
1.95% before fees waived and 1.80% after fees waived for the six months ended April 30, 2022
2.09% before fees waived and 1.80% after fees waived for the year ended October 31, 2021
2.10% before fees waived and 1.80% after fees waived for the year ended October 31, 2020
2.07% before fees waived and 1.95% after fees waived for the year ended October 31, 2019
2.04% before fees waived and 1.95% after fees waived for the year ended October 31, 2018
1.98% before fees waived and 1.95% after fees waived for the year ended October 31, 2017
[4]	Not annualized.
[5]	The net investment income (loss) ratios include dividends and interest on securities sold short.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class

	Six Months
	Ended
	April 30,
	2022	Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$14.27	$12.70	$12.55	$11.56	$11.65	$12.32

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss) [1]	—	0.17	0.19	0.01	0.03	(0.14)
Net realized and unrealized
gain (loss) on investments	(0.20)	1.65	(0.04)	1.05	(0.12)	(0.53)
Total from investment operations	(0.20)	1.84	0.15	1.06	(0.09)	(0.67)

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.27)	(0.00)[2]	—	—	—
From net realized gain	(0.22)	—	—	(0.07)	—	—
Total distributions	(0.32)	(0.27)	(0.00)[2]	(0.07)	—	—
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$13.75	$14.27	$12.70	$12.55	$11.56	$11.65

Total return	(1.40)%[4]	14.83%	1.21%	9.10%	(0.69)%	(5.44)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$146.8	$137.5	$116.7	$118.3	$151.0	$248.7
Portfolio turnover rate	102%[4]	101%	136%	59%	163%	134%

RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before fees waived [3]	2.14%[6]	2.10%	2.07%	2.44%	2.39%	2.32%
After fees waived [3]	2.00%[6]	1.81%	1.77%	2.32%	2.30%	2.29%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived [5]	(0.08)%[6]	0.96%	1.30%	(0.06)%	0.16%	(1.19)%
After fees waived [5]	0.07%[6]	1.25%	1.60%	0.06%	0.25%	(1.16)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short were as follows:
1.70% before fees waived and 1.55% after fees waived for the six months ended April 30, 2022
1.84% before fees waived and 1.55% after fees waived for the year ended October 31, 2021
1.85% before fees waived and 1.55% after fees waived for the year ended October 31, 2020
1.82% before fees waived and 1.70% after fees waived for the year ended October 31, 2019
1.79% before fees waived and 1.70% after fees waived for the year ended October 31, 2018
1.73% before fees waived and 1.70% after fees waived for the year ended October 31, 2017
[4]	Not annualized.
[5]	The net investment income (loss) ratios include dividends and interest on securities sold short.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Otter Creek Long/Short Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “Financial Services-Investment Companies.” The Fund commenced operations on December 30, 2013.

The Fund currently offers two classes of shares: Investor Class and Institutional Class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of April 30, 2022. See the Schedules of Investments and Securities Sold Short for industry breakouts.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$82,141,633	$—	$—	$82,141,633
Corporate Bonds	—	24,250,730	—	24,250,730
Convertible Bonds	—	269,000	—	269,000
Closed-End Mutual Funds	4,436,100	—	—	4,436,100
Short-Term Investments	37,104,940	—	—	37,104,940
Miscellaneous Securities	—	2,877,299	105,219	2,982,518
Total Investments in Securities	$123,682,673	$27,397,029	$105,219	$151,184,921

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks	$28,674,075	$—	$—	$28,674,075
Exchange Traded Funds	26,015,119	—	—	26,015,119
Total Securities Sold Short	$54,689,194	$—	$—	$54,689,194

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Closed-End	Miscellaneous
	Mutual Funds	Securities	Total
Balance as of October 31, 2021	$—	$—	$—
Acquisitions	—	1,017,613	1,017,613
Dispositions	—	(137,660)	(137,660)
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	(101,988)	(101,988)
Change in unrealized appreciation/depreciation	—	(672,746)	(672,746)
Transfer in and/or out of Level 3	—	—	—
Balance as of April 30, 2022	$—	105,219	105,219
Change in unrealized appreciation/depreciation for
Level 3 investments held at April 30, 2022	$—	$(672,746)	$(672,746)

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) (Continued)

	Fair Value at		Unobservable
Type of Security	April 30, 2022	Valuation Techniques	Input	Input Value(s)
Closed-End Mutual Funds	$ —	Liquidation Terms Factor	Market Data	$ —
Miscellaneous Securities	88,500	Unchanged Price	Market Data	$0.0750 – $0.7000
Miscellaneous Securities	16,719	Black Scholes	Volatility	70.3% – 73.1%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  The Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Statement of Assets and Liabilities

Values of derivative instruments as of April 30, 2022:

	Asset Derivatives as of		Liability Derivatives as of
	April 30, 2022		April 30, 2022
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:
Call Options Purchased	Investments in securities, at value	$621,208	None	$—
Put Options Purchased	Investments in securities, at value	2,361,310	None	—
Total		$2,982,518		$—

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2021:

			Change in
			Unrealized
		Realized	Appreciation/
		Gain (Loss)	Depreciation
		on Derivatives	on Derivatives
	Location of Gain (Loss) on	Recognized	Recognized
Instruments	Derivatives Recognized in Income	in Income	in Income
Equity Contracts:
Call Options Purchased	Realized and unrealized gain (loss) on investments,
	securities sold short, & options written	$891,058	$(1,787,983)
Put Options Purchased	Realized and unrealized gain (loss) on investments,
	securities sold short, & options written	5,188,533	1,012,871
Put Options Written	Realized and unrealized gain (loss) on investments,
	securities sold short, & options written	(401,497)	(44,474)
Total		$5,678,094	$(819,586)

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) (Continued)

The average absolute notional value of options purchased and written during the six months ended April 30, 2022 was $74,073,978.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of the most recent fiscal year ended October 31, 2021, the Fund did not have late year losses or short-term capital loss carry-forwards available for federal income tax purposes, which do not expire and retain their original character.

As of April 30, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2022, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Restricted Cash. Restricted cash represents cash committed as collateral for securities sold short. Such cash is isolated from cash held in the Fund’s custody account in the Statement of Assets and Liabilities. See Note 2, part I, for more information on securities sold short.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities or closing transactions of securities sold short, are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs and REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund is normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Securities Sold Short. The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) (Continued)

buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such dividend amounts are recorded on the ex-dividend date as a dividend expense.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the value of the securities sold short at the time they were sold short and the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral is equal to the current market value of the securities sold short.

J.
Options Contracts. The Fund may invest in options contracts that may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Options are non-income producing securities.

K.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

L.
Recently Issued Accounting Pronouncements. In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Fund is currently evaluating the impact, if any, of applying this provision.

M.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Otter Creek Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) (Continued)

daily net assets of the Fund. The Advisor, has contractually agreed to lower its management fee from 1.50% to 1.35% of the Fund’s average daily net assets. This contractual waiver is in effect until February 28, 2023, and may not be terminated without the approval of the Board. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. For the six months ended April 30, 2022, the advisory fees incurred are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the Fund’s annual expense ratio before dividends and interest on short positions and excluding Rule 12b-1 fees and any class-specific expenses to 1.55% of the Fund’s average daily net assets. The contract’s term is indefinite, will remain in effect until at least February 28, 2023, and may be terminated only by the Board. For the six months ended April 30, 2022, the fees waived are disclosed in the Statement of Operations. Amounts due from the Advisor are paid monthly to the Fund, if applicable.

At April 30, 2022, the Advisor may recapture a portion of the above amount no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement.

Years of Expiration	Amount
October 31, 2022	$72,432
October 31, 2023	183,105
October 31, 2024	191,113
April 30, 2025	105,713
$552,363

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board review and approval.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2022, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund’s Investor Class may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of that class. No distribution fees are paid by the Institutional Class. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Fees paid by the Fund to the Distributor for the six months ended April 30, 2022, are disclosed in the Statement of Operations.

The Fund has entered into sub-transfer agent arrangements (“Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to the Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2022, sub-transfer agent fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2022, were as follows:

Purchases at Cost	Sales/Maturity Proceeds
$120,630,432	$118,287,452

There were no purchases or sales/maturities of long-term U.S. Government securities for the six months ended April 30, 2022.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2022 and year ended October 31, 2021, was as follows:

	2022	2021
Ordinary income	$1,041,787	$2,568,666
Long-term capital gain [1]	2,227,913	—
	$3,269,700	$2,568,666

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of the most recent fiscal year ended October 31, 2021, the components of distributable earnings on a tax basis were as follows 2:

Cost of investments	$61,244,707
Gross tax unrealized appreciation	28,664,636
Gross tax unrealized depreciation	(3,517,437)
Gross tax unrealized appreciation (depreciation)	25,147,199
Undistributed ordinary income	1,041,787
Undistributed long-term capital gain	2,227,843
Total distributable earnings	3,269,630
Other accumulated gains (losses)	6,263
Total distributable (accumulated) earnings (losses)	$28,423,092

[2]	The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to wash sale deferrals.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  Loan activity for the six months ended April 30, 2022 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of April 30, 2022	—
Average interest rate	—

Interest expense for the six months ended April 30, 2022, is disclosed in the Statement of Operations, if applicable.

NOTE 7 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries, and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Otter Creek Long/Short Opportunity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 – April 30, 2022).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, Fund Services charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory, fund accounting, fund administration, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [1]
	11/1/2021	4/30/2022	11/1/2021 – 4/30/2022
Investor Class
Actual	$1,000.00	$ 985.20	$11.03
Hypothetical (5% annual return before expenses)	1,000.00	1,013.69	11.18

1
The actual expenses are equal to the annualized expense ratio of 2.24% (reflecting fees waivers in effect), multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent six-month period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [2]
	11/1/2021	4/30/2022	11/1/2021 – 4/30/2022
Institutional Class
Actual	$1,000.00	$ 986.00	$9.85
Hypothetical (5% annual return before expenses)	1,000.00	1,014.88	9.99

2
The actual expenses are equal to the annualized expense ratio of 2.00% (reflecting fees waivers in effect), multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent six-month period.

Otter Creek Long/Short Opportunity Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Otter Creek Long/Short Opportunity Fund

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.ottercreekfunds.com. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (855) 681-5261.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.ottercreekfunds.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Fund, if applicable. In an effort to conserve resources, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (855) 681-5261 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements. In addition, see the Important Notice on the cover page for changes that were made to the distribution of the annual and semi-annual reports effective January 1, 2021.

Otter Creek Long/Short Opportunity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Advisor
Otter Creek Advisors, LLC
11300 US Highway 1, Suite 500
Palm Beach Gardens, FL 33408

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(855) 681-5261

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Fund Information

Fund	Symbol	CUSIP
Otter Creek Long/Short Opportunity Fund – Investor Class	OTCRX	74316J334
Otter Creek Long/Short Opportunity Fund – Institutional Class	OTTRX	74316J342

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Jason Hadler
 Jason Hadler, President/Principal Executive Officer

Date    July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jason Hadler
 Jason Hadler, President/Principal Executive Officer

Date    July 7, 2022

By (Signature and Title)  /s/ Craig Benton
 Craig Benton, Treasurer/Principal Financial Officer

Date    July 6, 2022